Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	6,041,461	6,381,088	9,430,150
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	4 years 1 month 6 days	5 years 1 month 6 days	6 years 6 months	7 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding beginning balance	¥ 11,609	¥ 45,236	¥ 391,330
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 48.39	¥ 47.97	¥ 78.35
Number of options granted		170,953	1,041,585
Weighted Average Exercise Price, Granted	0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Grant Date Fair Value, Granted		¥ 2.74	¥ 46.77
Number of options, Exercised		(355,745)	(3,049,281)
Weighted Average Exercise Price, Exercised	0.0007	¥ 0.0007	¥ 0.0007
Number of options, Forfeited		(154,835)	(1,035,306)
Weighted Average Exercise Price, Forfeited	0.0007	¥ 0.0007	¥ 0.0007
Number of options Cancelled			(6,060)
Weighted Average Exercise Price, Cancelled	¥ 0.0007	¥ 0.0007	¥ 0.0007
Number of options, Outstanding ending balance	6,041,461	6,041,461	6,381,088	9,430,150
Weighted Average Exercise Price, Outstanding ending balance	¥ 0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Aggregate Intrinsic Value, Outstanding ending balance	¥ 339	¥ 11,609	¥ 45,236	¥ 391,330
Weighted Average Grant Date Fair Value, Outstanding ending balance	¥ 49.21	¥ 48.39	¥ 47.97	¥ 78.35
Number of options, Vested and expected to vest	6,110,965
Weighted Average Exercise Price, Vested and expected to vest	¥ 0.0007
Weighted Average Remaining Contractual Life, Vested and expected to vest	4 years 1 month 6 days
Aggregate Intrinsic Value, Vested and expected to vest	¥ 343
Weighted Average Grant Date Fair Value, Vested and expected to vest	¥ 50.15
Number of options, Exercisable	6,033,599
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Exercisable	4 years
Aggregate Intrinsic Value, Exercisable	¥ 338
Weighted Average Grant Date Fair Value, Exercisable	¥ 49.96